OPERATING SEGMENTS (Details) (USD $)	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Segment revenues and net operating income [Abstract]
Real estate revenue	$ 66,272,000	$ 65,221,000	$ 63,901,000	$ 60,975,000	$ 59,158,000	$ 59,516,000	$ 59,166,000	$ 58,127,000	$ 256,369,000	$ 235,967,000	$ 231,165,000
Real estate expenses									102,459,000	96,766,000	100,203,000
Gain on involuntary conversion									5,084,000	274,000	0
Net operating income									158,994,000	139,475,000	130,962,000
Depreciation/amortization									(64,399,000)	(58,737,000)	(56,852,000)
Administrative, advisory and trustee services									(8,494,000)	(7,381,000)	(7,222,000)
Other expenses									(2,173,000)	(1,898,000)	(1,747,000)
Impairment of Real Estate									(305,000)	(428,000)	0
Interest expense									(62,268,000)	(63,250,000)	(61,913,000)
Interest and other income									748,000	786,000	541,000
Income from continuing operations									22,408,000	8,995,000	3,769,000
Income from discontinued operations									7,564,000	711,000	20,582,000
Net Income									29,972,000	9,706,000	24,351,000
Segment Assets [Abstract]
Property owned	2,032,970,000				1,892,009,000				2,032,970,000	1,892,009,000
Less accumulated depreciation	(420,421,000)				(373,490,000)				(420,421,000)	(373,490,000)
Total property owned	1,612,549,000				1,518,519,000				1,612,549,000	1,518,519,000
Real Estate Held-for-sale	0				2,067,000				0	2,067,000
Cash and cash equivalents	94,133,000				39,989,000				94,133,000	39,989,000	41,191,000	54,791,000
Other investments	639,000				634,000				639,000	634,000
Receivables and other assets	113,948,000				114,569,000				113,948,000	114,569,000
Development in progress	46,782,000				27,599,000				46,782,000	27,599,000
Unimproved land	21,503,000				10,990,000				21,503,000	10,990,000
Total Assets	1,889,554,000				1,714,367,000				1,889,554,000	1,714,367,000
Multi-Family Residential [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									90,759,000	72,500,000	65,229,000
Real estate expenses									38,716,000	33,905,000	33,216,000
Gain on involuntary conversion									3,852,000	0
Net operating income									55,895,000	38,595,000	32,013,000
Segment Assets [Abstract]
Property owned	659,696,000				539,783,000				659,696,000	539,783,000
Less accumulated depreciation	(140,354,000)				(128,834,000)				(140,354,000)	(128,834,000)
Total property owned	519,342,000				410,949,000				519,342,000	410,949,000
Commercial-Office [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									77,766,000	74,914,000	77,981,000
Real estate expenses									38,175,000	34,963,000	36,102,000
Gain on involuntary conversion									0	0
Net operating income									39,591,000	39,951,000	41,879,000
Segment Assets [Abstract]
Property owned	625,296,000				616,743,000				625,296,000	616,743,000
Less accumulated depreciation	(139,324,000)				(121,862,000)				(139,324,000)	(121,862,000)
Total property owned	485,972,000				494,881,000				485,972,000	494,881,000
Commercial-Healthcare [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									61,975,000	64,511,000	64,879,000
Real estate expenses									16,779,000	20,650,000	22,443,000
Gain on involuntary conversion									0	0
Net operating income									45,196,000	43,861,000	42,436,000
Segment Assets [Abstract]
Property owned	501,191,000				500,268,000				501,191,000	500,268,000
Less accumulated depreciation	(90,891,000)				(78,744,000)				(90,891,000)	(78,744,000)
Total property owned	410,300,000				421,524,000				410,300,000	421,524,000
Commercial-Industrial [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									12,247,000	11,582,000	10,548,000
Real estate expenses									3,750,000	3,063,000	3,811,000
Gain on involuntary conversion									0	0
Net operating income									8,497,000	8,519,000	6,737,000
Segment Assets [Abstract]
Property owned	125,772,000				119,002,000				125,772,000	119,002,000
Less accumulated depreciation	(23,688,000)				(20,693,000)				(23,688,000)	(20,693,000)
Total property owned	102,084,000				98,309,000				102,084,000	98,309,000
Commercial-Retail [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									13,622,000	12,460,000	12,528,000
Real estate expenses									5,039,000	4,185,000	4,631,000
Gain on involuntary conversion									1,232,000	274,000
Net operating income									9,815,000	8,549,000	7,897,000
Segment Assets [Abstract]
Property owned	121,015,000				116,213,000				121,015,000	116,213,000
Less accumulated depreciation	(26,164,000)				(23,357,000)				(26,164,000)	(23,357,000)
Total property owned	$ 94,851,000				$ 92,856,000				$ 94,851,000	$ 92,856,000